Changes in the Company structure - Main acquisitions and divestments, Exploration & Production (Details) - item	Mar. 31, 2023	Mar. 15, 2023
SARB and Umm Lulu offshore concession
Changes in the Company structure
Percentage of interest to be acquired		20.00%
Number of offshore fields		2
SARB and Umm Lulu offshore concession | ADNOC
Changes in the Company structure
Proportion of ownership interest in concession		60.00%
SARB and Umm Lulu offshore concession | OMV
Changes in the Company structure
Proportion of ownership interest in concession		20.00%
Mubarraz concession
Changes in the Company structure
Percentage of interest to be acquired	12.88%
Number of offshore fields	4
CEPAD
Changes in the Company structure
Percentage of interest to be acquired	20.00%
ADOC | CEPAD
Changes in the Company structure
Proportion of ownership interest in subsidiary	64.40%